Offerings - Offering: 1	Jan. 28, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.100% Notes due 2029
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis by affiliates of the Registrant in market-making transactions. These securities consist of an indeterminate amount of such securities that were initially offered and sold under the Registrant's currently effective registration statement, Registration Statement No. 333-274797. All such market-making reoffers and resales of these securities are made pursuant to such registration statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the "Securities Act"), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold in market-making transactions. A filing fee of $54,843.93 was paid by the Registrant in connection with the initial offering and sale of such securities.